AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2025
	Shares	Value
Common Stocks - 95.3%
Communication Services - 1.9%
GCI Liberty, Inc. Escrow Share*,1,2	79,662	$0
TripAdvisor, Inc.*	221,449	3,873,143
Yelp, Inc.*	77,534	2,669,496

Total Communication Services		6,542,639
Consumer Discretionary - 11.9%
LGI Homes, Inc.*	56,965	3,034,526
Lithia Motors, Inc.	30,131	8,677,728
LKQ Corp.[3]	164,818	4,857,186
Murphy USA, Inc.	24,733	8,965,218
Papa John's International, Inc.	31,825	1,349,698
Pursuit Attractions and Hospitality, Inc.*	135,287	4,091,079
United Parks & Resorts, Inc.*,3	111,798	5,291,399
Vail Resorts, Inc.	32,860	4,937,544

Total Consumer Discretionary		41,204,378
Consumer Staples - 8.8%
BJ's Wholesale Club Holdings, Inc.*	113,054	11,972,419
Dole PLC (Ireland)	179,848	2,561,036
Ingles Markets, Inc., Class A	50,939	3,205,591
Molson Coors Beverage Co., Class B	101,700	4,954,824
Nomad Foods, Ltd. (United Kingdom)	211,867	3,567,840
PriceSmart, Inc.[3]	40,931	4,400,082

Total Consumer Staples		30,661,792
Energy - 4.4%
Delek US Holdings, Inc.	152,023	3,400,755
HF Sinclair Corp.	61,111	2,685,217
Ovintiv, Inc.	23,388	963,118
Permian Resources Corp.	419,483	5,939,879
SM Energy Co.	81,811	2,257,166

Total Energy		15,246,135
Financials - 17.6%
Assured Guaranty, Ltd. (Bermuda)	97,156	8,217,454
Axis Capital Holdings, Ltd. (Bermuda)	84,840	7,961,386
Cannae Holdings, Inc.[3]	262,738	5,617,338
CNA Financial Corp.	70,106	3,107,799
EVERTEC, Inc. (Puerto Rico)	102,266	3,696,916
Genworth Financial, Inc.*	980,594	7,707,469
P10, Inc., Class A	279,187	3,434,000
Radian Group, Inc.	49,124	1,601,934
WEX, Inc.*	47,110	7,993,625
White Mountains Insurance Group, Ltd.	6,677	11,937,140

Total Financials		61,275,061
	Shares	Value
Health Care - 7.3%
Bausch + Lomb Corp. (Canada)*,3	109,710	$1,495,347
Embecta Corp.	147,054	1,494,068
Enovis Corp.*	87,016	2,332,029
Haemonetics Corp.*	85,868	6,357,667
ICON PLC (Ireland)*	18,506	3,131,030
ICU Medical, Inc.*	38,697	4,969,082
Smith & Nephew PLC, Sponsored ADR (United Kingdom)[3]	177,632	5,428,434

Total Health Care		25,207,657
Industrials - 29.0%
Alight, Inc., Class A	553,896	2,968,883
Armstrong World Industries, Inc.	22,712	4,273,717
Atkore, Inc.	50,222	3,868,098
CACI International, Inc., Class A*	16,613	7,651,449
CNH Industrial, N.V. (United Kingdom)	315,704	4,091,524
CoreCivic, Inc.*	506,434	10,148,937
GMS, Inc.*	23,832	2,612,940
GXO Logistics, Inc.*	133,572	6,639,864
Hub Group, Inc., Class A	52,651	1,843,838
Huntington Ingalls Industries, Inc.	20,010	5,579,989
Insperity, Inc.	42,921	2,557,233
Janus International Group, Inc.*	291,427	2,497,529
McGrath RentCorp	97,280	12,139,571
OPENLANE, Inc.*	169,882	4,185,893
Rentokil Initial PLC, Sponsored ADR (United Kingdom)	238,696	5,912,500
Science Applications International Corp.	15,647	1,744,328
UniFirst Corp.	45,259	7,740,647
WESCO International, Inc.	45,834	9,485,805
WillScot Holdings Corp.	155,743	4,571,057

Total Industrials		100,513,802
Information Technology - 6.4%
ePlus, Inc.*	89,200	5,778,376
Ituran Location and Control, Ltd. (Israel)	20,122	794,819
NCR Voyix Corp.*,3	141,412	1,926,032
TD SYNNEX Corp.	44,400	6,410,916
Vontier Corp.	178,498	7,402,312

Total Information Technology		22,312,455
Materials - 1.4%
Titan America, S.A. (Belgium)	174,146	2,498,995
Warrior Met Coal, Inc.[3]	46,542	2,391,328

Total Materials		4,890,323

AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Real Estate - 0.7%
Howard Hughes Holdings, Inc.*	34,432	$2,366,511
Utilities - 5.9%
MDU Resources Group, Inc.	80,154	1,382,656
Northwestern Energy Group, Inc.	103,628	5,564,824
Southwest Gas Holdings, Inc.	65,294	5,102,073
Talen Energy Corp.*	12,724	4,804,201
TXNM Energy, Inc.	65,628	3,727,014

Total Utilities		20,580,768

Total Common Stocks (Cost $275,811,440)		330,801,521

	Principal Amount
Short-Term Investments - 7.2%
Joint Repurchase Agreements - 2.3%[4]
Cantor Fitzgerald Securities, Inc., dated 07/31/25, due 08/01/25, 4.380% total to be received $1,750,818 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 2.130% - 7.000%, 12/31/25 - 07/20/55, totaling $1,785,617)	$1,750,605	1,750,605
Citadel Securities LLC, dated 07/31/25, due 08/01/25, 4.430% total to be received $1,990,660 (collateralized by various U.S. Treasuries, 0.000% - 5.000%, 08/14/25 - 05/15/55, totaling $2,030,473)	1,990,415	1,990,415
Daiwa Capital Markets America, dated 07/31/25, due 08/01/25, 4.370% total to be received $1,871,217 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 08/21/25 - 07/20/65, totaling $1,908,410)	1,870,990	1,870,990
HSBC Securities USA, Inc., dated 07/31/25, due 08/01/25, 4.370% total to be received $1,871,217 (collateralized by various U.S. Government Agency Obligations, 2.000% - 7.000%, 06/01/30 - 07/01/55, totaling $1,908,410)	1,870,990	1,870,990
	Principal Amount	Value

HSBC Securities USA, Inc., dated 07/31/25, due 08/01/25, 4.360% total to be received $41,222 (collateralized by various U.S. Treasuries, 0.000% - 4.000%, 04/15/27 - 11/15/54, totaling $42,041)	$41,217	$41,217
JPMorgan Securities LLC, dated 07/31/25, due 08/01/25, 4.360% total to be received $185,042 (collateralized by various U.S. Treasuries, 0.125% - 4.750%, 02/15/41 - 08/15/52, totaling $188,720)	185,020	185,020
Natwest Markets Securities, Inc., dated 07/31/25, due 08/01/25, 4.360% total to be received $252,455 (collateralized by various U.S. Treasuries, 2.875% - 4.625%, 04/30/29 - 05/15/32, totaling $257,473)	252,424	252,424

Total Joint Repurchase Agreements		7,961,661
Repurchase Agreements - 4.8%
Fixed Income Clearing Corp., dated 07/31/25, due 08/01/25, 4.100% total to be received $16,795,913 (collateralized by a U.S. Treasury Note, 3.375%, 09/15/27, totaling $17,129,883)	16,794,000	16,794,000

	Shares
Other Investment Companies - 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.28%[5]	297,036	297,036

Total Short-Term Investments (Cost $25,052,697)		25,052,697
Total Investments - 102.5% (Cost $300,864,137)		355,854,218
Other Assets, less Liabilities - (2.5)%		(8,646,753)
Net Assets - 100.0%		$347,207,465

*	Non-income producing security.
[1]	Security's value was determined by using significant unobservable inputs.
[2]	This security is restricted and not available for re-sale. Liberty Broadband Corp. (“Liberty”) acquired GCI Liberty, Inc. on December 21, 2020. On May 24, 2023, Liberty shareholders received GCI Liberty, Inc. Escrow Shares for potential proceeds from a pending class action lawsuit. The market value of the escrow shares was $0 on the date of the distribution. At July 31, 2025, the cost and market value of the escrow shares is $0, which represents 0% of net assets.
[3]	Some of these securities, amounting to $19,063,660 or 5.5% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[5]	Yield shown represents the July 31, 2025, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$100,513,802	—	—	$100,513,802
Financials	61,275,061	—	—	61,275,061
Consumer Discretionary	41,204,378	—	—	41,204,378
Consumer Staples	30,661,792	—	—	30,661,792
Health Care	25,207,657	—	—	25,207,657
Information Technology	22,312,455	—	—	22,312,455
Utilities	20,580,768	—	—	20,580,768
Energy	15,246,135	—	—	15,246,135
Communication Services	6,542,639	—	$0	6,542,639
Materials	4,890,323	—	—	4,890,323
Real Estate	2,366,511	—	—	2,366,511
Short-Term Investments
Joint Repurchase Agreements	—	$7,961,661	—	7,961,661
Repurchase Agreements	—	16,794,000	—	16,794,000
Other Investment Companies	297,036	—	—	297,036
Total Investments in Securities	$331,098,557	$24,755,661	$0	$355,854,218

The Level 3 common stock held at July 31, 2025, was received as a result of a corporate action. The security’s value of $0 was determined by using significant unobservable inputs, which generated a change in unrealized depreciation of $0.
For the period ended July 31, 2025, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$19,063,660	$7,961,661	$11,789,131	$19,750,792
The following table summarizes the securities received as collateral for securities lending at July 31, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.875%	10/15/25-02/15/48
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.